1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

DOUGLAS P. DICK douglas.dick@dechert.com +1 202 261 3305 Direct +1 949 681 8647 Fax

May 5, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO ETF Trust (the “Trust” or “Registrant”)

(File Nos. 033-155395 and 811-22250)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust is Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-1A (“Registration Statement”) under the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”). This filing is being made for the purposes of (i) filing certain required exhibits; and (ii) making certain other non-material changes to the Prospectus and Statement of Additional Information for the PIMCO 1-3 Year U.S. Treasury Index Fund, a series of the Trust.

Certain additional items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed on such date or dates as may be necessary until the Trust shall file a further amendment to the Registration Statement which specifically states that the Registration Statement shall thereafter become effective in accordance with section 8(a) of the 1933 Act or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said section 8(a), may determine.

The Registrant proposes to commence a public offering of the Trust’s shares on or about June 1, 2009. A review of the Registration Statement with this date in mind would be appreciated.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3305 or Adam T. Teufel at 202.261.3464.

Sincerely,

/s/ Douglas P. Dick
Douglas P. Dick

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